Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended		96 Months Ended
	Apr. 10, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Oct. 31, 2017
Disclosure of cash flow statement [line items]
Dividends declared per share		$ 0.36	$ 0.33
Total dividends paid		$ 132,915	$ 121,934	$ 918,000
DRIP percentage		17.00%	16.00%
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Total dividends paid		$ 159,619	$ 145,848
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Total dividends paid		132,915	121,934
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Total dividends paid		$ 26,704	$ 23,914
Alexco [member]
Disclosure of cash flow statement [line items]
Number of common shares received	3,000,000		3,000,000
Fair value of shares received	$ 5,000		$ 5,000
Capstone [member]
Disclosure of cash flow statement [line items]
Number of common shares received			6,800,000		6,800,000
Fair value of shares received			$ 8,000
First Majestic [member] | San Dimas [member]
Disclosure of cash flow statement [line items]
Number of common shares received		20,914,590		20,914,590
Fair value of shares received		$ 151,000